Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

November 2, 2005

Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-6010

Re:   MailTec, Inc.
      Amendment 1 to Form SB-2
	SEC File No. 333-127347

Dear Sir or Madam:

In response to your comment letter dated September 8, 2005, please note the following:

Comments applicable to the entire filing
1. The filing has been corrected to reflect the name of the corporation as Oakwood Enterprises Corp., a Nevada corporation incorporated on October 10, 2000 (not revoked on that date).
Management of MailTec has contacted the current president of Oakwood
Enterprises Corp. regarding the Nevada status.   Mr. Corace acted as an
officer and director of Oakwood from inception to September 30, 2003.
Mr. Corace does not own any shares of Oakwood.   As a result, Oakwood
is not an affiliate and the disclosure has not been revised.   The
identity of the sole director of Oakwood, Phillip B. Foster, has been made.

2. The box has been unchecked to reflect that the offering will not be on a delayed or continuous basis.

3. MailTec acknowledges that it will need to file a post-effective amendment at least once each year to satisfy Section 10(a)(3). Additionally, MailTec acknowledges that it may include the quarterly results set forth in each Form 10-QSB in our registration statement by means of a sticker so long as such information does not constitute a fundamental change in the information set forth or included in the registration statement.

4. The entire document has been rewritten to eliminate any suggestions that MailTec is an operating business.

5.   Page numbers were included in the original filing on the top of
each page.   Courtesy copies will be provided that include bold faced
type, underlining or some other method that clearly distinguishes headings, subheadings and narrative disclosure from each other.

Prospectus Cover page.
6. The edgarized version in Text is longer than a page, however, the printed version of the prospectus will reflect the information in only one page.



7. The reference to selling security holder has been replaced on the prospectus cover with W. Ross C. Corace and his position with the company has been disclosed. Throughout the remainder of the document, the reference to Mr. W. Ross C. Corace has been as the selling security holder for clarity.

8. The cross reference to the risk factor section is in bold face type in the printed version being sent under separate cover.

Prospectus Summary.
9. The information has been revised to clearly state that MailTec has not yet begun operations.

10.  The terms have been defined at the first place the term is used.

Use of Proceeds.
11.   The Use of Proceed section has been relocated.

12. Rule 170 prohibits the use of financial statements which purport to give effect to the receipt and application of any part of the proceeds from the sale of securities for cash unless such securities
are to be offered through underwriters.   The disclosure under Use of
Proceeds is not a financial statement of MailTec but only lists the required disclosure breakdown of the proposed use of proceeds of
MailTec at various intervals.   No revisions have been made.

The disclosure has been revised to indicate the priority of the use of proceeds if less than $500,000 is raised.

If less than $500,000 is raised, the priority of the use of proceeds shall be to first purchase vans, sorting machines and postal software, then pay the USPS deposit before paying for any other proposed use of proceeds purpose.

The use of proceeds section previously disclosed how the proceeds will
be allocated at various aggregate levels of proceeds.   As a result, no
revisions have been made.

Risk Factors
13.   The suggestion has been deleted.   All material risks have been
included.

14. The risk factors have been revised to contain a factual context, quantified to the extent practicable, sufficient to enable an investor to evaluate the risk and its consequences for the company.

Our cash balances held with certain banks may exceed the insurance limits. . .
15.   U.S. Bank is the name of the banking institution in which MailTec
has its banking accounts.   However, the risk factor has been deleted
due to materiality.

We are in an intensely competitive industry. . .
16. The number of competitors has not been quantified. MailTec has not done any market study to determine the exact number of competitors and does not currently have the funds to do so. The most significant competitors have been named and specifically identified as national
competitors.   Additionally, the geographical area has been
specifically identified.

17. The fact that MailTec does compete on a price basis has been clarified and the disclosure revised for clarity.

18. No discussion has been added to the risk factor regarding why MailTec believes that it can compete successfully as the risk factor section is not supposed to contain mitigating information. However, the disclosure in the business discussion has been made in more detail.

Management believes that MailTec can compete based on the
restriction of our business activity to the local area.   MailTec
intends to keep overhead costs down to compete at lower rates by processing local business locally.

19. Upon further review, the statement regarding the post office as a competitor has been deleted.

20.   See #19 above ? no further applicable.

Strikes, work stoppages and slowdowns by our employees can negatively affect our results of operations.
21.	The risk factor has been deleted due to immateriality in the near future.

22.	See #21 above.

Our failure to comply with applicable government regulation could result in substantial fines or possible revocation of authority to conduct our operations.
23.	Upon further evaluation, the risk factor has been deleted.

24.   See #23 above.

Economic and other conditions in the international markets in which we operate can affect demand for our services and our results of operations.
25.	The risk factor has been deleted for clarity.

26.   See. #25 above.

Increases in aviation and motor fuel prices.
27. The entities have been identified.   The typo ?our aircraft? has
been corrected and the risk factor has been revised as follows to explain specifically what is referred to.

10. Increases in aviation and motor fuel prices can negatively affect our results of operations

   When operations commence, we will utilize an air network
of regional airlines, UPS, Federal Express and Airborne
Express to forward our mail to zip codes out of our region
and will require significant quantities of gasoline, diesel
fuel and jet fuel for aircraft and delivery vehicles.   We
therefore will be exposed to commodity price risk
associated with variations in the market price for
petroleum products.   Competitive and other pressures may
prevent us from passing these costs on to our customers.
We cannot assure you that their supply of these gasoline products will continue uninterrupted, that rationing will not be imposed or that the prices of, or taxes on, these products will not increase significantly in the future.
Increases in prices that we are unable to pass on to our customers will adversely affect our results of operations.

28.	The risk factor has been revised to clarify that it is not our supply but the ground and air carriers utilized by MailTec.

Our operating results are subject to cyclical and seasonal fluctuations.
29. The risk factor has been revised to indicate that our future customers may experience significant fluctuations in demand as follows:

The industries and customers we will service may experience
significant fluctuations in demand based on economic
conditions and other factors beyond our control.   Demand
for our services could be materially adversely affected by downturns in the businesses of our customers.

30.   No written research has been developed.   It is mainly based on
management?s opinion and general knowledge.   The disclosure has been
revised to indicate the following:

Management is of the opinion that we will experience our best operating
results in the second and fourth quarters of each year.   We believe
our shipping activity will generally be lowest during the first quarter after the holiday season and winter weather conditions that can adversely affect first quarter operating results. Management believes that shipping activity will be generally highest in the fourth quarter as a result of the coming holiday season.

The Distribution
31. The plans of distribution have been discussed under one subheading.

32. The discussion that Oakwood needed to obtain the approval of its independent directors for the distribution of the MailTec shares has been deleted for accuracy.

33. An explanation of how the distribution of a total of 73,064 shares of MailTec stock to 490 persons is likely to create a market for the MailTec shares has been made as follows:

Oakwood and MailTec believe that the distribution of
MailTec to Oakwood's shareholders, which will result in an
increased shareholder base of MailTec, will be an advantage
to MailTec at such time as MailTec may require additional
capital and/or make application to NASDAQ.   The increased
shareholder base of approximately 490 shareholders represents an increase in potential future purchasers of additional stock in any subsequent offering or in the stock market if these individuals are satisfied with the performance of MailTec's operations.

34.	Although this comment is unclear, as it was previously explained that Oakwood is the sole owner of the 73,064 common shares, the following disclosure has been added.

Current officers and directors of MailTec do not have any stock holdings in Oakwood.

Selling Security Holder.

35. The selling security holder has been identified on the cover page as follows:

W. Ross C. Corace, the selling security holder who is an officer, director and principal shareholder of MailTec, will sell his common shares at prevailing market prices or privately negotiated prices.

Reference to Mr. Corace has been made as ?the selling security holder? in the remainder of the document where applicable to keep the discussion in context.

36. Disclosure has been added that the selling security holder will not sell any of his common shares until after the primary offering has been terminated.

37.   Not applicable due to #36.

Business Operations.
38.   The disclosure has been revised as follows:

MailTec's core business will offer a method of flat mail
drop shipping, which is an alternative to traditional
First-Class mailing methods and an enhancement to Pre-Sort
standard class mail.   Due to lengthy transit times,
traditional First-Class mailing methods have been used to
replace bulk mailings.    Although First-Class mail meets
more service requirements, it also results in higher postage costs, whereas management is of the opinion that MailTec's similar services could result in savings of up to 30% off First-Class postage due to the elimination of the need for these customers to maintain their own mail room and the volume discounts we receive.

39.   The disclosure has been revised as follows:

All sorting will be done by hand until the volume of packages increases to a sufficient level where the cost of automation is
feasible.   Within the next twelve months, MailTec has no plans
to become automated.

40.   The disclosure has been revised for clarity.

We will use all options provided by the U.S. Postal Service
to expedite customer mailings.  We use presort standard -
drop shipments.   We will deliver our local mail to the
Denver Sectional Center Facility and, for a discounted
price, the USPS will forward our priority bagged mail to
the post office facility that will deliver.   All other
mail will be transported to the destination United States
Postal Service facility closest to the ultimate delivery
point.   The USPS offers further discounts due to volume,
weight and sorting.

41.   The disclosure has been revised for clarity as follows:

As a result, MailTec will train its employees to assure coding accuracy and to assist in identifying customer opportunities.

42.   The comment incorrectly states that most of the benefits require
automation.   MailTec is utilizing the term automation only in regards
to sorting.



43.   The disclosure has been revised as follows:

MailTec intends to place its highest priority on the
development of an extensive regional ground transportation
network, ensuring the customer the most direct induction
into the USPS destination facility.   MailTec intends to
become a recognized "National Account" of the United
States Postal Service, Business Partner Segment.   Upon
notification application to the USPS, MailTec can drop
ship nationally as well as locally to all USPS facilities
in the continental U.S. and Hawaii.   MailTec will be
required to make a deposit to the USPS for estimated costs for the next 90 days.

44.   MailTec has no oral or written transportation arrangements.   It
is ?pay as you go.?   MailTec will pay for the transportation expenses
from the revenues received for our services in regards to those
packages.    The disclosure has been revised as appropriate.

45. The disclosure has been revised for clarity and the term ?team experts? has been replaced with the correct term ?senior management.?

Market Overview
46.   The cited documentation has been provided under separate cover.

47. The discussion has been expanded to explain the significance of the statistical information.

The flat mail market segment continues to be a main revenue
contributor within the mail industry.  According to the
USPS Flats Summit, flat mail represents 25% of total mail
volume.   Flats amounted to 51.6 billion pieces delivered
last year worth $14.6 billion to the USPS in revenue.
(USPS Annual Report).   The entities that send the flat
mail that make up this market segment will be our target market.

Customer Profile
48. The disclosure regarding demographic information has been deleted so no documentation has been provided.

49.   See #48 above.

Reports to Security Holders
50.   The statement has been deleted for accuracy.

Use of Proceeds
51. The term ?Non-Affiliate Salaries? has been replaced by the term ?All Other Salaries? for clarity and Expansion Capital have been defined as follows:

*Expansion capital refers to funds used to expand the business operations to other regions as revenues, funding and earnings permit.

Management?s Discussion and Analysis
Trends and Uncertainties
52. A risk factor discussing the potential adverse consequences of a reduction in the discounts provided by the postal services has been added as follows:

9. Our profit margin and the demand for our services would be negatively affected by any reduction in the discounts provided by the USPS for volume, weight and sorting of mail.

Our revenue is generated by the difference between the
amount our customer pays for our services and the price the
USPS charges for delivery to the final destination.   If
the USPS reduced the volume, weight and sorting of mail discounts it offers, our profit margin could be reduced and the demand for our services could be negatively affected.

Management
53.   The statement referred to has been deleted for accuracy.

54.   Mr. Corace?s experience has been expanded as requested.

Option/SAR Grants in Last Three Fiscal Years
Option/SAR Grants in Last Fiscal Year
55. A statement that the blank table is intentional and that no grants required to be disclosed have been made.

Exhibits.
56. The SBA loan agreement has been filed as an exhibit. No written agreement with Oakwood exists.

Financial Statements
57.   Updated interim financial information has been provided.

58.   It has been noted that Ross Corace is a related party.   The
disclosure has been clear that the $2.50 price is arbitrary and without regard to the book value or market value, if any, of our common shares. The fair market value of the shares issued in the year ended March 31, 2005 is as follows:

March 8, 2005  ? 25,000 common shares issued at $.46 per share
March 14, 2005 ?  3,000 common shares issued on conversation of
				preferred stock value at $1.00 per share

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information or clarification.

Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law






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